Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
Stock-Based Compensation

Note 12 – Stock-Based Compensation

The Equity Incentive Plan provides for the Company to grant ISOs, and NSOs to employees, advisers, and directors. As of June 30, 2025 there were 7,311,788 equity awards authorized including 207,836 awards that were exercised to common stock.

Stock Options

Stock options represent the right to purchase shares of common stock on the date of exercise at a stated exercise price. The exercise price of a stock option generally must be at least equal to the fair market value of the common stock on the date of grant. Options vest over a period of time not to exceed 10 years from the grant date. For the six months ended June 30, 2025 and 2024, the Company recorded stock-based compensation expense of $362 and $477, respectively.

The terms of the plan permit certain option holders to exercise options before their options are vested, subject to certain limitations. Upon early exercise, the awards become subject to a restricted stock agreement. The shares of restricted stock granted upon early exercise of the options are subject to the same vesting provisions in the original stock option awards. Shares issued as a result of early exercise that have not been vested are subject to repurchase by the Company upon termination of the purchaser’s employment, at the price paid by the purchaser. Such shares are not deemed to be issued for accounting purposes until they vest.

The following table summarizes the Company’s stock option activity and related information:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Life
Outstanding, as of January 1, 2025	5,026,890	$0.42	$3,693,765	9.30
Granted	2,079,029	$1.17	$-	-
Exercised during period	809	$0.42	-	-
Forfeited	1,359	$0.75	$-	-
Expired	-	-	-	-
Outstanding as of June 30, 2025	7,103,751	$0.87	$3,679,037	9.15

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s shares of common stock for those options that had exercise prices lower than the fair value of the Company’s shares of common stock.

The weighted-average grant date fair value of options granted was $0.42 for the year ended December 31, 2024, and $1.17 as of June 30, 2025.

As of December 31, 2024, the total remaining unrecognized compensation expense related to non-vested stock options was approximately $411, which will be amortized over the weighted-average period of 1.59 years, and as of June 30, 2025, the total remaining unrecognized compensation expense was approximately $1,214, which will be amortized over the weighted-average period of 3.80 years.

TG-17 INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

The fair value of each option award is determined on the date of grant using the Black-Scholes option-pricing model. The calculation of fair value includes several assumptions that require management’s judgment. The absence of a public market for the Company’s common stock requires the Company’s board of directors with assistance from management and external valuation experts, to estimate the fair value of its common stock for purposes of granting options and for determining stock-based compensation expense by using a reasonable method of valuation and considering several objective and subjective factors, including obtaining contemporaneous independent third-party valuations, actual and forecasted operating and financial results, market conditions and performance of comparable publicly traded companies, developments and milestones in the Company, the rights and preferences of redeemable convertible preferred stock and common stock, and transactions involving the Company’s stock. The fair value of the Company’s common stock was determined in accordance with applicable elements of the American Institute of Certified Public Accountants guide, Valuation of Privately Held Company Equity Securities Issued as Compensation.

The estimated fair value of stock options was determined using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Six Months Ended June 30,
	2025	2024
Expected term of options (years)	5-6.65	5-6.12
Expected volatility (%)	41.87-45.07	45.09-45.81
Risk-free interest rate (%)	3.83-3.99	4.57
Expected dividend yield (%)	—	—

Expected term: The expected term of the stock options represents the period of time stock options are expected to be outstanding and is based on the “simplified method.” Under this method, the term is estimated using the midpoint between the requisite service period and the contractual term of the option. This method is used due to the lack of sufficient historical exercise data.

Expected volatility: The expected volatility is a measure of the amount by which a financial variable, such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. As the Company does not yet have a sufficient history of its own volatility, the Company has identified several public entities of similar complexity and industry and calculates historical volatility based on the volatilities of these companies.

Risk-free interest rate: The risk-free interest rate is based on U.S. Treasury yield curve in effect at the time of grant.

Expected dividend yield: No dividends have been paid or expected to be paid by the Company.

Total stock-based compensation expense for six months ended on June 30, 2025 and 2024 was as follows (in thousands):

	Six Months Ended June 30,
	2025	2024
Cost of sales	8	4
Research and development	99	107
Sales and marketing	58	44
General and administrative	197	322
Total stock-based compensation expense	362	477

Note 12 – Stock-Based Compensation

The Equity Incentive Plan provides for the Company to grant ISOs, and NSOs to employees, advisers, and directors. As of December 31, 2024 there were 5,235,253 equity awards authorized including awards that were exercised to common stock.

Stock Options

Stock options represent the right to purchase shares of common stock on the date of exercise at a stated exercise price. The exercise price of a stock option generally must be at least equal to the fair market value of the common stock on the date of grant. Options vest over a period of time not to exceed 10 years from the grant date. For the years ended December 31, 2024 and 2023, the Company recorded stock-based compensation expense of $961 and $335, respectively.

The terms of the plan permit certain option holders to exercise options before their options are vested, subject to certain limitations. Upon early exercise, the awards become subject to a restricted stock agreement. The shares of restricted stock granted upon early exercise of the options are subject to the same vesting provisions in the original stock option awards. Shares issued as a result of early exercise that have not been vested are subject to repurchase by the Company upon termination of the purchaser’s employment, at the price paid by the purchaser. Such shares are not deemed to be issued for accounting purposes until they vest.

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The following table summarizes the Company’s stock option activity and related information:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Life
Outstanding, as of January 1, 2023	272,844	$11.70	-	8.15
Granted	-	-	-	-
Exercised during period	290	$4.02	-	-
Forfeited	94,722	$16.23	-	-
Expired	-	-	-	-
Outstanding, as of December 31, 2023	177,832	$10.08	$-	7.17
Granted	4,854,476	$0.42	$-	-
Exercised during period	-	-	-	-
Forfeited	5,418	$0.42	$-	-
Expired	-	-	-	-
Outstanding as of December 31, 2024	5,026,890	$0.42	$-	9.30

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s shares of common stock for those options that had exercise prices lower than the fair value of the Company’s shares of common stock.

The weighted-average grant date fair value of options granted was $0.42 for the year ended December 31, 2024.

As of December 31, 2024 and 2023, the total remaining unrecognized compensation expense related to non-vested stock options was $411 and $401, respectively, which will be amortized over the weighted-average period of 1.59 years and 1.84 years, respectively.

The fair value of each option award is determined on the date of grant using the Black-Scholes option-pricing model. The calculation of fair value includes several assumptions that require management’s judgment. The absence of a public market for the Company’s common stock requires the Company’s board of directors with assistance from management and external valuation experts, to estimate the fair value of its common stock for purposes of granting options and for determining stock-based compensation expense by using a reasonable method of valuation and considering several objective and subjective factors, including obtaining contemporaneous independent third-party valuations, actual and forecasted operating and financial results, market conditions and performance of comparable publicly traded companies, developments and milestones in the Company, the rights and preferences of redeemable convertible preferred stock and common stock, and transactions involving the Company’s stock. The fair value of the Company’s common stock was determined in accordance with applicable elements of the American Institute of Certified Public Accountants guide, Valuation of Privately Held Company Equity Securities Issued as Compensation.

TG-17 INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The estimated fair value of stock options was determined using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Years Ended December 31,
	2024	2023
Expected term of options (years)	5-6.12
Expected volatility (%)	45.09-45.81
Risk-free interest rate (%)	4.57
Expected dividend yield (%)	—	—

No options were granted in 2023.

Expected term: The expected term of the stock options represents the period of time stock options are expected to be outstanding and is based on the “simplified method.” Under this method, the term is estimated using the midpoint between the requisite service period and the contractual term of the option. This method is used due to the lack of sufficient historical exercise data.

Expected volatility: The expected volatility is a measure of the amount by which a financial variable, such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. As the Company does not yet have a sufficient history of its own volatility, the Company has identified several public entities of similar complexity and industry and calculates historical volatility based on the volatilities of these companies.

Risk-free interest rate: The risk-free interest rate is based on U.S. Treasury yield curve in effect at the time of grant.

Expected dividend yield: No dividends have been paid or expected to be paid by the Company.

Total stock-based compensation expense for years ended December 31, 2024 and 2023 was as follows (in thousands):

	Years Ended December 31,
	2024	2023
Cost of sales	4	3
Research and development	153	123
Sales and marketing	115	66
General and administrative	689	143
Total stock-based compensation expense	961	335